UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22156

Millennium India Acquisition Company Inc.
(Exact name of registrant as specified in charter)

330 East 38th Street, Suite 30F, New York, NY 10016
(Address of principal executive offices)      (Zip code)

Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, NY 11788
(Name and address of agent for service)

Registrant's telephone number, including area code: 917 640-2151

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Millennium India Acquisition Company Inc.

Semi - Annual Report

June 30, 2008

Millennium India Acquisition Company Inc.

PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited)

Security	Shares	Fair Value
PRIVATE PLACEMENT - 97.18%
SMC Group (a)*
(Cost $41,155,412)	(b)	$ 73,759,256

SHORT TERM INVESTMENTS - 2.67%
Goldman Sachs Prime Obligation Fund, 2.11%+
(Cost $2,028,206)	2,028,206	2,028,206

TOTAL INVESTMENTS (Cost $43,183,618) (c) - 99.85%		75,787,462
Other assets less liabilities - 0.15%		110,995
NET ASSETS - 100.00%		$ 75,898,457

+Variable rate security. Rate shown is as of June 30, 2008.
*Non-income producing security.
(a) Security restricted as to resale.

(b) Millennium India Acquisition Company Inc. ownership stake in the SMC Group is comprised of ownership of 14.44% of SMC Global Securities Limited (SMC) and 14.44% of SAM Global Securities Limited (SAM),
representing 1,298,400 and 1,730,026 shares, respectively. Millennium India Acquisition Company Inc.
has been advised that the two entities are being consolidated.

(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 32,603,844
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 32,603,844

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008 (Unaudited)

Assets:
Investments, at cost	$ 43,183,618
Investments in securities, at fair value	$ 73,759,256
Short-term investments	2,028,206
Cash	998
Interest and dividends receivable	2,477
Prepaid expenses and other assets	236,687
Total Assets	76,027,624

Liabilities:
Accrued expenses and other liabilities	129,167
Total Liabilities	129,167

Net Assets	$ 75,898,457

Net Assets:
Paid in capital	$ 46,127,101
Undistributed net investment income (loss)	(2,832,488)
Net unrealized appreciation (depreciation) on investments	32,603,844
Net Assets	$ 75,898,457

Net Asset Value Per Share:
Net Assets	$ 75,898,457
Basic and diluted shares of common stock outstanding	8,219,875
Net asset value (Net Assets/Shares of Common Stock Outstanding)	$ 9.23

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Interest income	$ 34,548
Total Investment Income	34,548

Operating Expenses:
Officer fees	247,945
Administration fees	58,555
Professional fees	198,356
Custodian fees	17,852
Transfer agent fees	14,876
Printing expense	12,397
Directors' fees	32,233
Miscellaneous expenses	541,975
Total Operating Expenses	1,124,189
Net Operating Expenses	1,124,189

Net Investment Income (Loss)	(1,089,641)

Realized and Unrealized
Gain (Loss) on Investments:
Net change in unrealized appreciation (depreciation) from Investments	32,603,844

Net Realized and Unrealized Gain (Loss) on Investments	32,603,844

Net Increase (Decrease) in Net Assets Resulting From Operations	$ 31,514,203

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.

STATEMENT OF CHANGES IN NET ASSETS

	For The Six Months	For The
	Ended June 30,	Year Ended
	2008 (Unaudited)	December 31, 2007 (1)

Operations:
Net investment income (loss)	$ (1,089,641)	$ 596,023
Net realized gain (loss) on investments	-	-
Net change in unrealized appreciation (depreciation) on investments	32,603,844	-

Net increase (decrease) in net assets resulting from operations	31,514,203	596,023

Common Stock Transactions:
Reinvestment of dividends and distributions	8,985,951	3,415,500
Cost of shares redeemed	(6,735,951)	(3,910,325)

Net increase (decrease) in net assets from common stock transactions	2,250,000	(494,825)

Total Increase (Decrease) in Net Assets	33,764,203	101,198

Net Assets:
Beginning of period	42,134,254	42,033,056
End of period*	$ 75,898,457	$ 42,134,254

* Includes undistributed net investment income (loss) at end of period	$ (1,089,641)	$ (1,742,847)

The statement of Changes in Net Assets as of December 31, 2007, which has been derived from audited financial statements included in the Form N-CSR, and the unaudited interim condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to form N-SAR.  Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted.  These consolidated condensed financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s annual report on Form N-CSR for the year ended December 31, 2007.  The results of operations for interim periods are not necessarily indicative of the operating results to be expected for the full year.

(1)

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.

STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2008 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$ 31,514,203
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:

Purchases of investment securities	(41,155,412)
Proceeds from sale of investment securities	58,266,865
Purchase of short term investment securities, net	(2,028,206)
Decrease in restricted cash	137,973
Decrease in interest and dividends receivable	217,277
Decrease in accrued expenses	(1,026,467)
Increase in prepaid expenses	(224,782)
Unrealized appreciation on investments	(32,603,844)
Deferred acquisition costs	(115,136)
Net Cash provided by operating activities	12,982,471

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in deferred underwriting fees	(1,557,500)
Decrease in common stock balance escrowed for shareholder vote	(11,668,659)
Net Cash used in financing activities	(13,226,159)

Net Decrease in Cash	(243,688)

CASH:
Beginning Balance	244,686
Ending balance	$ 998

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.

FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Common Stock Outstanding Throughout Each Period

		For the Six	For the Year
		Months Ended	Ended
		June 30, 2008	December 31,
		(Unaudited)	2007 (1)
Net Asset Value, Beginning of Period		$ 5.53	$ 5.53
Income (Loss) from Investment Operations:
	Net investment income (loss) (2)	(0.13)	-
	Net realized and unrealized gain (loss) (2)	3.83	-
	Total from investment operations	3.70	-

Net Asset Value, End of Period		$ 9.23	$ 5.53

Market Value		$ 3.51	$ 7.89

Total Return *		-55.51%	-0.51%
Ratios and Supplemental Data:
	Net assets, end of period (000s)	$ 75,898	$ 42,135
	Ratio of operating expenses to average net assets (3)(5)	3.76%	17.27%
	Ratio of net investment income (loss) to average net assets (3)(5)	-3.64%	0.00%
	Portfolio Turnover Rate (4)	0%	0%

(1)	Millennium India Acquisition Company Inc. commenced operations as an investment company under the Investment Company Act of 1940 on
	December 20, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized.
(5)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

* Assumes reinvestment of all dividends and distributions, if any.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of company shares.

See accompanying notes which are an integral part of these financial statements.

Millennium India Acquisition Company Inc.

Notes to Financial Statements (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Millennium India Acquisition Company Inc. (the “Company”) was incorporated in Delaware on March 15, 2006 for the purpose of effecting a merger, capital stock exchange, asset acquisition or other similar transaction (a “Business Combination”) with an operating business or businesses that have operations primarily in India (a “Target Business”).  In January 2008, the acquisition of a 14.75% equity interest in the SMC Group was consummated by the Company upon approval by public stockholders.  As a result of its plan to invest substantially all of its assets in SMC Group stock, MIAC was required to register with the SEC as a closed-end, non-diversified investment company under the Investment Company Act of 1940 (the “Act”).   As a registered investment company, MIAC is subject to the Act and the related rules, which contain detailed requirements for the organization and operation of investment companies.

     The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments

Concentration of Credit Risk—Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents. The Company may maintain deposits in federally insured financial institutions in excess of federally insured limits. However, management believes the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Foreign Currency Translation —The books and records of the Fund are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets, and liabilities at the closing daily rate of exchange, and (ii) purchases and sales of investment securities and dividend income at the rate of exchange prevailing on the respective dates of such transactions.

Fair Value of Financial Instruments—The fair values of the Company’s assets and liabilities that qualify as financial instruments under Statement of Financial Accounting Standards (“SFAS”) No. 107 “Disclosure About Fair Value of Financial Instruments” approximate their carrying amounts presented in the Statements of Assets and Liabilities at June 30, 2008.

The Company accounts for derivative instruments, if any, in accordance with SFAS No. 133 “Accounting for Derivative Instruments and Hedging Activities,” as amended, which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments imbedded in other financial instruments or contracts and requires recognition of all derivatives on the balance sheet at fair value. Accounting for the changes in the fair value of the derivative instruments depends on whether the derivatives qualify as hedge relationships and the types of the relationships designated are based on the exposures hedged. Changes in the fair value of the derivative instruments which are not designated as hedges are recognized in earnings as other income (loss). The Company does not have any derivative instruments as of June 30, 2008.

 The Company adopted Financial Accounting Standards Board (“FASB”), Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Company would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair Value Measurement:

These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including reporting entity’s own assumptions in determining the fair value of investments.)

Millennium India Acquisition Company Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Company’s investments carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)
Level 1 - Quoted Prices		-
Level 2 - Other Significant Observable Inputs	2,028,206	-
Level 3 - Significant Unobservable Inputs	73,759,256	-
TOTAL	75,787,462	-

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities ($)
Balance as of 12/31/07	-
Realized Gain (Loss)	-
Change in unrealized (appreciation/depreciation)	32,603,844
Net purchases (sales)	41,155,412
Transfers in and/or out of Level 3	-
Balance as of 6/30/08	73,759,256

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“SFAS 159”).  SFAS 159 provides a “Fair Value Option” under which a company may irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities.  SFAS 159 will be available on a contract-by-contract basis with changes in fair value recognized in earnings as those changes occur.  SFAS 159 is effective for fiscal years beginning after November 15, 2007.  SFAS 159 also allows early adoption provided that the entity also adopts the requirements of SFAS 157.  The Company does not believe the adoption of SFAS 159 has a material impact, if any, on its financial statements.

Use of Estimates—The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes—Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts and are based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized.

In July 2006, FASB issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in an income tax return.  FIN 48 also provides guidance in de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 did not have an effect on the Company’s statements of financial condition, statements of operations or cash flows.

New Accounting Pronouncements—In December 2007, the FASB issued SFAS No. 141(R) “Business Combinations” (“SFAS 141(R)”). SFAS 141(R) changes several underlying principles in applying the purchase method of accounting. Among the significant changes, SFAS 141(R) requires a redefining of the measurement date of a business combination, expensing direct transaction costs as incurred, capitalizing in-process research and development costs as an intangible asset and recording a liability for contingent consideration at the measurement date with subsequent re-measurements recorded in the results of operations. SFAS 141(R) also requires that costs for business restructuring and exit activities related to the acquired company will be included in the post-combination financial results of operations and also provides new guidance for the recognition and measurement of contingent assets and liabilities in a business

Millennium India Acquisition Company Inc.

Notes to Financial Statements (Unaudited) (Continued)

combination. In addition, SFAS 141(R) requires several new disclosures, including the reasons for the business combination, the factors that contribute to the recognition of goodwill, the amount of acquisition related third-party expenses incurred, the nature and amount of contingent consideration, and a discussion of pre-existing relationships between the parties. SFAS 141(R) is effective for the Company as of January 1, 2009. While the Company is currently assessing the impact of SFAS 141(R) on its financial statements, the Company expects that upon adoption of SFAS 141(R), the application of the new standard is likely to have a significant impact on how the Company allocates the purchase price of an acquired business, including the expensing of direct transaction costs and costs to integrate the acquired business.

In December 2007, the FASB issued SFAS No. 160 “Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51” (“SFAS 160”). SFAS 160 establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 requires noncontrolling interests in subsidiaries initially to be measured at fair value and classified as a separate component of equity. SFAS 160 also requires a new presentation on the face of the consolidated financial statements to separately report the amounts attributable to controlling and non-controlling interests. SFAS 160 is effective for the Company as of January 1, 2009.

(b) Security Transactions and Other Income

 Security transactions are recorded on the trade date.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

2.

OFFERING

In the Offering, effective July 19, 2006 (closed on July 25, 2006), the Company sold to the public 7,250,000 Units (the “Units”) at a price of $8.00 per Unit. Proceeds from the Offering totaled approximately $52.9 million, which was net of approximately $3.5 million in underwriting and other Offering expenses paid in cash at the closing and approximately $1.6 million in deferred underwriting fees (see Note 3). Each Unit consists of one share of the Company’s common stock and one warrant (a “Public Warrant”) (see Note 5).

The Company also sold to the Representative for an aggregate of $100, an option (the “Underwriter’s Purchase Option” or “UPO”) to purchase up to a total of 500,000 additional Units (see Note 5).

3.

ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Administrative Fees

The Company is permitted to utilize up to $2,025,000, which includes $50,000 transferred to the Company at closing on July 25, 2006 and $1,975,000 of the interest earned upon monies in the Trust Account for working capital purposes. The Trust Account was an account set up to house funds for the acquisition of the security as well as cash for expenses to be incurred by the Company.  The working capital will be used to pay for director and officer liability insurance premiums and general and administrative services, including office space, utilities and secretarial support, with the balance being held in reserve for other expenses, such as relocation of their full-time officers to India, due diligence, legal, accounting, and other fees and expenses for structuring and negotiating Business Combinations, and deposits, down payments and/or funding of “no shop” provisions in connection with Business Combinations as well as for reimbursement of any out-of-pocket expenses incurred by the Company’s officers, directors or special advisors in connection with activities undertaken on the Company’s behalf.

(a) There is a fee payable to the Officers of the Company annually.  For 2008, the Company has paid $250,000 each to Suhel Kanuga and F. Jacob Cherian.

(b) Gemini Fund Services, (“GFS”) provides administrative services to the Company including fund administration and fund accounting, pursuant to an Administration Agreement with the Company, for which it receives a minimum annual fee.  Fees are billed at $5,625 per month.   The Company also pays GFS for out of pocket expenses.

In addition, certain affiliates of GFS provide ancillary services to the Company as follows:

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Company on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Printing services prices vary according to available discounts.  For the period ended June 30, 2008, the Company paid GemCom $1,259 for EDGAR and printing services performed.

Millennium India Acquisition Company Inc.

Notes to Financial Statements (Unaudited) (Continued)

Underwriting Agreement

In connection with the Offering, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with the Representatives in the Offering. In accordance with the terms of the Underwriting Agreement, the Company engaged the Representative, on a non-exclusive basis, to act as its agent for the solicitation of the exercise of the Company’s Public Warrants. In consideration for solicitation services, the Company paid the underwriters a commission equal to 6% of the exercise price for each Warrant exercised more than one year after the date of the Offering if the exercise is solicited by the underwriters.

4.

INVESTMENT TRANSACTIONS

     (a) For the period ended June 30, 2008, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Company  was as follows:

Company	Purchases	Sales
Millennium India Acquisition Company Inc.	$41,155,412	$ -

5.   WARRANTS AND OPTION TO PURCHASE COMMON STOCK

Public Warrants

Each Public Warrant sold in the Offering will be exercisable for one share of common stock. Except as set forth below, the Public Warrants will entitle the holder to purchase shares at $6.00 per share, subject to adjustment in the event of stock dividends and splits, reclassifications, combinations and similar events for a period commencing on July 19, 2007, and ending July 18, 2010. The Company has the ability to redeem the Public Warrants with the prior consent of the Representative, in whole or in part, at a price of $.01 per Public Warrant at any time after the Public Warrants become exercisable, upon a minimum of 30 days’ prior written notice of redemption, and if, and only if, the last sale price of the Company’s common stock equals or exceeds $11.50 per share, for any 20 trading days within a 30 trading day period ending three business days before the Company sent the notice of redemption.

Private Warrants

On June 30, 2006, the Company sold to certain Stockholders and other accredited investors 2,250,000 warrants (“Private Warrants”) for an aggregate purchase price of $2,250,000. All of the proceeds received from these purchases were placed in the Trust Account at the closing of the Offering. The Private Warrants are identical to the Public Warrants in the Offering except that they may be exercised on a cashless basis and the Private Warrants cannot be sold or transferred until after the consummation of a Business Combination.

Underwriter Purchase Option

Upon closing of the Offering, the Company sold and issued the UPO for $100 to the Representative to purchase up to 500,000 Units at an exercise price of $10.80 per Unit. The Units underlying the UPO will be exercisable in whole or in part, solely at the Representative’s discretion, commencing on the consummation of a Business Combination and expiring on the five-year anniversary of the Offering. The Company accounted for the fair value of the UPO, inclusive of the receipt of the $100 cash payment, as an expense of the public offering resulting in a charge directly to stockholders’ equity with an equivalent increase in additional paid-in capital. The fair value of the 500,000 Units underlying the UPO was approximately $1,535,000 ($3.07 per Unit) at the date of sale and issuance, which was determined by the Company using a Black-Scholes option-pricing model. The fair value of the UPO has been estimated using the following assumptions: (1) expected volatility of 46.702%, (2) risk-free interest rate of 5.10% and (3) contractual life of 5 years. The expected volatility of approximately 46% was estimated by management based on an evaluation of the historical volatilities of similar public entities which had completed a transaction with an operating company. The UPO may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the UPO (the difference between the exercise price of the UPO and the market price of the securities underlying the Units) to exercise the UPO without the payment of any cash. Each of the Units included in the UPO are identical to the Units sold in the Offering, except that the exercise price of the Units will be $10.80 per Unit.

Registration Rights - Warrants and UPO

In accordance with the Warrant Agreement related to the Public Warrants and the Registration Rights Agreement associated with the Private Warrants (collectively the Public Warrants and Private Warrants are the “Warrants”), the Company is only required to use its

Millennium India Acquisition Company Inc.

Notes to Financial Statements (Unaudited) (Continued)

best efforts to register the Warrants and the shares of common stock issuable upon exercise of the Warrants and once effective to use its best efforts to maintain the effectiveness of such registration statement. The Company is not obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holder of such Warrants shall not be entitled to exercise. However, with regards to the Private Warrants, the Company may satisfy its obligation by delivering unregistered shares of common stock. In no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle a Warrant exercise. Consequently, the Warrants may expire unexercised and unredeemed. The holders of Warrants do not have the rights or privileges of holders of the Company’s common stock or any voting rights until such holders exercise their respective warrants and receive shares of the Company’s common stock.

The Company is only required to use its best efforts to register the UPO and the securities underlying such UPO, and once effective to use its best efforts to maintain the effectiveness of such registration statement. The Company has no obligation to net cash settle the exercise of the UPO or the warrants underlying the UPO. The holder of the UPO is not entitled to exercise the UPO or the warrants underlying the UPO unless a registration statement covering the securities underlying the UPO is effective or an exemption from registration is available. If the holder is unable to exercise the UPO or underlying warrants, the UPO or the underlying securities, as applicable, will expire worthless.

6.   SUBSEQUENT EVENT

 On July 21, 2008, pursuant to prior agreements, certain current and former officers and directors transferred or indicated their intent to transfer to certain stockholders of the Company an aggregate of 752,400 shares of Millennium India Acquisition Company common stock.

On August 26, 2008, the Company’s Board of Directors announced that it had updated the Net Asset Value (“NAV”) per share of the Company to be $5.96.

Additional Information

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available on the Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (917) 640-2151 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (917) 640-2151 and on the Commission’s website at http://www.sec.gov.

The Company’s Statement of Additional Information includes additional information about directors of the Company and is available, without charge, upon request, by calling collect (917) 640-2151.

Item 2. Code of Ethics.

        Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.    Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.   Not applicable for semi-annual reports.

Item 6. Schedule of Investments   See item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.     Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.      Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.    Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.   None.

Item 11. Controls And Procedures.

(a) Based upon an evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (and item 11 (a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (and item 11(b) of Form N-CSR) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Millennium India Acquisition Company Inc.

By (Signature and Title) /s/ Suhel Kanuga, President

----------------------------------

Date:

September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Suhel Kanuga President and Treasurer

 -------------------------------------------

Date:

 September 5, 2008